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                                                   | Estimated average         |
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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2001
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                    May 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   194

Form 13F Information Table Value Total:   $109,457 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd                               Com          G0070K 10 3       29           800   Shared-Def      2,3        800
Ace Ltd                               Com          G0070K 10 3      515        14,000   Shared-Def              14,000
Ace Ltd                               Com          G0070K 10 3      441        12,000   Shared-Def     1,2,3    12,000
Ace Ltd                               Com          G0070K 10 3      434        11,800   Shared-Def     2,3,5    11,800
AOL Time Warner Inc                   Com          00184A 10 5      253         6,300   Shared-Def      2,3      6,300
AOL TIME WARNER INC                   Com          00184A 10 5      361         9,000   Shared-Def               9,000
AOL TIME WARNER INC                   Com          00184A 10 5      297         7,400   Shared-Def     1,2,3     7,400
AOL TIME WARNER INC                   Com          00184A 10 5      261         6,500   Shared-Def     2,3,5     6,500
AFFYMETRIX INC                        Com          00826T 10 8    2,086        75,000   Shared-Def      2,3     75,000
ALZA CORP DEL                         Com          022615 10 8       97         2,400   Shared-Def      2,3      2,400
ALZA CORP DEL                         Com          022615 10 8      259         6,400   Shared-Def               6,400
ALZA CORP DEL                         Com          022615 10 8      251         6,200   Shared-Def     1,2,3     6,200
ALZA CORP DEL                         Com          022615 10 8      215         5,300   Shared-Def     2,3,5     5,300
AMERICAN INTL GROUP INC               Com          026874 10 7      367         4,563   Shared-Def      2,3      4,563
AMERICAN INTL GROUP INC               Com          026874 10 7      805        10,000   Shared-Def              10,000
AMERICAN INTL GROUP INC               Com          026874 10 7      692         8,600   Shared-Def     1,2,3     8,600
AMERICAN INTL GROUP INC               Com          026874 10 7      628         7,800   Shared-Def     2,3,5     7,800
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7    2,200     2,500,000   Shared-Def     2,3,5
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7    2,750     3,125,000   Shared-Def      2,3
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7    3,740     4,250,000   Shared-Def
ANALOG DEVICES INC               4.75% Conv '05    032654 AD 7      110       125,000   Shared-Def     1,2,3
BED BATH & BEYOND INC                 Com          075896 10 0      165         6,700   Shared-Def      2,3      6,700
BED BATH & BEYOND INC                 Com          075896 10 0      253        10,300   Shared-Def              10,300
BED BATH & BEYOND INC                 Com          075896 10 0      218         8,900   Shared-Def     1,2,3     8,900
BED BATH & BEYOND INC                 Com          075896 10 0      182         7,400   Shared-Def     2,3,5     7,400
CISCO SYS INC                         Com          17275R 10 2       40         2,548   Shared-Def      2,3      2,548
CISCO SYS INC                         Com          17275R 10 2      378        23,900   Shared-Def              23,900
CISCO SYS INC                         Com          17275R 10 2      313        19,800   Shared-Def     1,2,3    19,800
CISCO SYS INC                         Com          17275R 10 2      299        18,900   Shared-Def     2,3,5    18,900
CITIGROUP INC                         Com          172967 10 1      236         5,252   Shared-Def      2,3      5,252
CITIGROUP INC                         Com          172967 10 1      702        15,600   Shared-Def              15,600
CITIGROUP INC                         Com          172967 10 1      585        13,000   Shared-Def     1,2,3    13,000
CITIGROUP INC                         Com          172967 10 1      517        11,500   Shared-Def     2,3,5    11,500
COLGATE PALMOLIVE CO                  Com          194162 10 3      144         2,600   Shared-Def      2,3      2,600
COLGATE PALMOLIVE CO                  Com          194162 10 3      669        12,100   Shared-Def              12,100
COLGATE PALMOLIVE CO                  Com          194162 10 3      553        10,000   Shared-Def     1,2,3    10,000
COLGATE PALMOLIVE CO                  Com          194162 10 3      481         8,700   Shared-Def     2,3,5     8,700
COMPUTER SCIENCES CORP                Com          205363 10 4      809        25,000   Shared-Def      2,3     25,000
CONSTELLATION ENERGY GROUP INC        Com          210371 10 0       18           400   Shared-Def      2,3        400
CONSTELLATION ENERGY GROUP INC        Com          210371 10 0      512        11,600   Shared-Def              11,600
CONSTELLATION ENERGY GROUP INC        Com          210371 10 0      485        11,000   Shared-Def     1,2,3    11,000
CONSTELLATION ENERGY GROUP INC        Com          210371 10 0      441        10,000   Shared-Def     2,3,5    10,000
DOMINION RES INC VA NEW               Com          25746U 10 9      110         1,700   Shared-Def      2,3      1,700
DOMINION RES INC VA NEW               Com          25746U 10 9      213         3,300   Shared-Def               3,300
DOMINION RES INC VA NEW               Com          25746U 10 9      181         2,800   Shared-Def     1,2,3     2,800
DOMINION RES INC VA NEW               Com          25746U 10 9      142         2,200   Shared-Def     2,3,5     2,200
DOVER CORP                            Com          260003 10 8       14           400   Shared-Def      2,3        400
DOVER CORP                            Com          260003 10 8      323         9,000   Shared-Def               9,000
DOVER CORP                            Com          260003 10 8      301         8,400   Shared-Def     1,2,3     8,400
DOVER CORP                            Com          260003 10 8      305         8,500   Shared-Def     2,3,5     8,500
DU PONT E I DE NEMOURS & CO           Com          263534 10 9      128         3,150   Shared-Def      2,3      3,150
DU PONT E I DE NEMOURS & CO           Com          263534 10 9      106         2,600   Shared-Def               2,600
DU PONT E I DE NEMOURS & CO           Com          263534 10 9       81         2,000   Shared-Def     1,2,3     2,000
DU PONT E I DE NEMOURS & CO           Com          263534 10 9      102         2,500   Shared-Def     2,3,5     2,500
DUKE ENERGY CORP                      Com          264399 10 6      308         7,200   Shared-Def      2,3      7,200
DUKE ENERGY CORP                      Com          264399 10 6      769        18,000   Shared-Def              18,000
DUKE ENERGY CORP                      Com          264399 10 6      641        15,000   Shared-Def     1,2,3    15,000
DUKE ENERGY CORP                      Com          264399 10 6      564        13,200   Shared-Def     2,3,5    13,200
EMC CORP MASS                         Com          268648 10 2      109         3,700   Shared-Def      2,3      3,700
EMC CORP MASS                         Com          268648 10 2      332        11,300   Shared-Def              11,300
EMC CORP MASS                         Com          268648 10 2      265         9,000   Shared-Def     1,2,3     9,000
EMC CORP MASS                         Com          268648 10 2      265         9,000   Shared-Def     2,3,5     9,000
ELAN PLC                              Com          284131 20 8       31           600   Shared-Def      2,3        600
ELAN PLC                              Com          284131 20 8      471         9,006   Shared-Def               9,006
ELAN PLC                              Com          284131 20 8      420         8,029   Shared-Def     1,2,3     8,029
ELAN PLC                              Com          284131 20 8      356         6,806   Shared-Def     2,3,5     6,806
EXXON MOBIL CORP                      Com          30231G 10 2       23           280   Shared-Def      2,3        280
EXXON MOBIL CORP                      Com          30231G 10 2      389         4,800   Shared-Def               4,800
EXXON MOBIL CORP                      Com          30231G 10 2      324         4,000   Shared-Def     1,2,3     4,000
EXXON MOBIL CORP                      Com          30231G 10 2      340         4,200   Shared-Def     2,3,5     4,200
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2      195         13000   Shared-Def               13000
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2      180         12000   Shared-Def     1,2,3     12000
FLEXTRONICS INTL LTD                  Com          Y2573F 10 2      168        11,200   Shared-Def     2,3,5    11,200
GENERAL DYNAMICS CORP                 Com          369550 10 8       25           400   Shared-Def      2,3        400
GENERAL DYNAMICS CORP                 Com          369550 10 8      333         5,300   Shared-Def               5,300
GENERAL DYNAMICS CORP                 Com          369550 10 8      301         4,800   Shared-Def     1,2,3     4,800
GENERAL DYNAMICS CORP                 Com          369550 10 8      257         4,100   Shared-Def     2,3,5     4,100
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    2,925     3,250,000   Shared-Def     2,3,5
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    3,713     4,125,000   Shared-Def      2,3
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    4,050     4,500,000   Shared-Def
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8      113       125,000   Shared-Def     1,2,3
HILTON HOTELS CORP                5% Conv '06      432848 AL 3    1,610     1,875,000   Shared-Def     2,3,5
HILTON HOTELS CORP                5% Conv '06      432848 AL 3    2,211     2,575,000   Shared-Def      2,3
HILTON HOTELS CORP                5% Conv '06      432848 AL 3    2,877     3,350,000   Shared-Def
HISPANIC BROADCASTING CORP            Com          43357B 10 4       23         1,200   Shared-Def      2,3      1,200
HISPANIC BROADCASTING CORP            Com          43357B 10 4      252        13,200   Shared-Def              13,200
HISPANIC BROADCASTING CORP            Com          43357B 10 4      223        11,700   Shared-Def     1,2,3    11,700
HISPANIC BROADCASTING CORP            Com          43357B 10 4      189         9,900   Shared-Def     2,3,5     9,900
HOME DEPOT INC                        Com          437076 10 2      272         6,300   Shared-Def      2,3      6,300
HOME DEPOT INC                        Com          437076 10 2      216         5,000   Shared-Def               5,000
HOME DEPOT INC                        Com          437076 10 2      190         4,400   Shared-Def     1,2,3     4,400
HOME DEPOT INC                        Com          437076 10 2      181         4,200   Shared-Def     2,3,5     4,200
HONEYWELL INTL INC                    Com          438516 10 6    2,040        50,000   Shared-Def      2,3     50,000
HOT TOPIC INC                         Com          441339 10 8       17           600   Shared-Def      2,3        600
HOT TOPIC INC                         Com          441339 10 8      252         9,000   Shared-Def               9,000
HOT TOPIC INC                         Com          441339 10 8      196         7,000   Shared-Def     1,2,3     7,000
HOT TOPIC INC                         Com          441339 10 8      179         6,400   Shared-Def     2,3,5     6,400
HOUSEHOLD INTL INC                    Com          441815 10 7      533         9,000   Shared-Def               9,000
HOUSEHOLD INTL INC                    Com          441815 10 7      509         8,600   Shared-Def     1,2,3     8,600
HOUSEHOLD INTL INC                    Com          441815 10 7      474         8,000   Shared-Def     2,3,5     8,000



          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1       14           150   Shared-Def      2,3        150
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1      346         3,600   Shared-Def               3,600
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1      317         3,300   Shared-Def     1,2,3     3,300
INTERNATIONAL BUSINESS MACHS          Com          459200 10 1      298         3,100   Shared-Def     2,3,5     3,100
INTL PAPER CO                         Com          460146 10 3      152         4,200   Shared-Def               4,200
INTL PAPER CO                         Com          460146 10 3      108         3,000   Shared-Def     1,2,3     3,000
INTL PAPER CO                         Com          460146 10 3      152         4,200   Shared-Def     2,3,5     4,200
JOHNSON & JOHNSON                     Com          478160 10 4    2,381        27,220   Shared-Def      2,3     27,220
JOHNSON & JOHNSON                     Com          478160 10 4      612         7,000   Shared-Def               7,000
JOHNSON & JOHNSON                     Com          478160 10 4      499         5,700   Shared-Def     1,2,3     5,700
JOHNSON & JOHNSON                     Com          478160 10 4      534         6,100   Shared-Def     2,3,5     6,100
JUNIPER NETWORKS INC                  Com          48203R 10 4       57         1,500   Shared-Def      2,3      1,500
JUNIPER NETWORKS INC                  Com          48203R 10 4      144         3,800   Shared-Def               3,800
JUNIPER NETWORKS INC                  Com          48203R 10 4      110         2,900   Shared-Def     1,2,3     2,900
JUNIPER NETWORKS INC                  Com          48203R 10 4      118         3,100   Shared-Def     2,3,5     3,100
KELLOGG CO                            Com          487836 10 8      127         4,700   Shared-Def      2,3      4,700
KELLOGG CO                            Com          487836 10 8      324        12,000   Shared-Def              12,000
KELLOGG CO                            Com          487836 10 8      297        11,000   Shared-Def     1,2,3    11,000
KELLOGG CO                            Com          487836 10 8      230         8,500   Shared-Def     2,3,5     8,500
KOHLS CORP                            Com          500255 10 4       12           200   Shared-Def      2,3        200
KOHLS CORP                            Com          500255 10 4      216         3,500   Shared-Def               3,500
KOHLS CORP                            Com          500255 10 4      197         3,200   Shared-Def     1,2,3     3,200
KOHLS CORP                            Com          500255 10 4      191         3,100   Shared-Def     2,3,5     3,100
LSI LOGIC CORP                    4% Conv '05      502161 AE 2    2,103     2,625,000   Shared-Def     2,3,5
LSI LOGIC CORP                    4% Conv '05      502161 AE 2      801     1,000,000   Shared-Def      2,3
LSI LOGIC CORP                    4% Conv '05      502161 AE 2    3,505     4,375,000   Shared-Def
LAUDER ESTEE COS INC                  Com          518439 10 4      176         4,840   Shared-Def      2,3      4,840
LAUDER ESTEE COS INC                  Com          518439 10 4      637        17,500   Shared-Def              17,500
LAUDER ESTEE COS INC                  Com          518439 10 4      510        14,000   Shared-Def     1,2,3    14,000
LAUDER ESTEE COS INC                  Com          518439 10 4      568        15,600   Shared-Def     2,3,5    15,600
LOUIS DREYFUS NAT GAS CORP            Com          546011 10 7       89         2,400   Shared-Def      2,3      2,400
LOUIS DREYFUS NAT GAS CORP            Com          546011 10 7      222         6,000   Shared-Def               6,000
LOUIS DREYFUS NAT GAS CORP            Com          546011 10 7      192         5,200   Shared-Def     1,2,3     5,200
LOUIS DREYFUS NAT GAS CORP            Com          546011 10 7      163         4,400   Shared-Def     2,3,5     4,400
MGIC INVT CORP WIS                    Com          552848 10 3       27           400   Shared-Def      2,3        400
MGIC INVT CORP WIS                    Com          552848 10 3      547         8,000   Shared-Def               8,000
MGIC INVT CORP WIS                    Com          552848 10 3      404         5,900   Shared-Def     1,2,3     5,900
MGIC INVT CORP WIS                    Com          552848 10 3      322         4,700   Shared-Def     2,3,5     4,700
MAGNA INTL INC                  4.875% Conv '05    559222 AG 9      943     1,000,000   Shared-Def     2,3,5
MAGNA INTL INC                  4.875% Conv '05    559222 AG 9      943     1,000,000   Shared-Def      2,3
MERCK & CO INC                        Com          589331 10 7      182         2,400   Shared-Def      2,3      2,400
MERCK & CO INC                        Com          589331 10 7      455         6,000   Shared-Def               6,000
MERCK & CO INC                        Com          589331 10 7      380         5,000   Shared-Def     1,2,3     5,000
MERCK & CO INC                        Com          589331 10 7      349         4,600   Shared-Def     2,3,5     4,600
MILLENNIUM PHARMACEUTICALS INC        Com          599902 10 3    1,523        50,000   Shared-Def      2,3     50,000
NORTEL NETWORKS CORP NEW              Com          656568 10 2       11           800   Shared-Def      2,3        800
NORTEL NETWORKS CORP NEW              Com          656568 10 2      226        16,100   Shared-Def              16,100
NORTEL NETWORKS CORP NEW              Com          656568 10 2      183        13,000   Shared-Def     1,2,3    13,000
NORTEL NETWORKS CORP NEW              Com          656568 10 2      181        12,900   Shared-Def     2,3,5    12,900
OMNICARE INC                      5% Conv '07      681904 AD 0    3,692     4,250,000   Shared-Def     2,3,5
OMNICARE INC                      5% Conv '07      681904 AD 0    4,431     5,100,000   Shared-Def      2,3
OMNICARE INC                      5% Conv '07      681904 AD 0    5,669     6,525,000   Shared-Def
OMNICARE INC                      5% Conv '07      681904 AD 0      109       125,000   Shared-Def     1,2,3
ORACLE CORP                           Com          68389X 10 5      112         7,500   Shared-Def      2,3      7,500
ORACLE CORP                           Com          68389X 10 5      397        26,500   Shared-Def              26,500
ORACLE CORP                           Com          68389X 10 5      337        22,500   Shared-Def     1,2,3    22,500
ORACLE CORP                           Com          68389X 10 5      315        21,000   Shared-Def     2,3,5    21,000
PFIZER INC                            Com          717081 10 3      176         4,310   Shared-Def      2,3      4,310
PFIZER INC                            Com          717081 10 3      483        11,800   Shared-Def              11,800
PFIZER INC                            Com          717081 10 3      397         9,700   Shared-Def     1,2,3     9,700
PFIZER INC                            Com          717081 10 3      385         9,400   Shared-Def     2,3,5     9,400
SBC COMMUNICATIONS INC                Com          78387G 10 3      165         3,700   Shared-Def      2,3      3,700
SBC COMMUNICATIONS INC                Com          78387G 10 3      536        12,000   Shared-Def              12,000
SBC COMMUNICATIONS INC                Com          78387G 10 3      420         9,400   Shared-Def     1,2,3     9,400
SBC COMMUNICATIONS INC                Com          78387G 10 3      482        10,800   Shared-Def     2,3,5    10,800
STEINWAY MUSICAL INSTRS INC           Com          858495 10 4      338        20,575   Shared-Def     2,3,5    20,575
SUN MICROSYSTEMS INC                  Com          866810 10 4        6           400   Shared-Def      2,3        400
SUN MICROSYSTEMS INC                  Com          866810 10 4      307        20,000   Shared-Def              20,000
SUN MICROSYSTEMS INC                  Com          866810 10 4      287        18,700   Shared-Def     1,2,3    18,700
SUN MICROSYSTEMS INC                  Com          866810 10 4      237        15,400   Shared-Def     2,3,5    15,400
TELLABS INC                           Com          879664 10 0      195         4,800   Shared-Def               4,800
TELLABS INC                           Com          879664 10 0      146         3,600   Shared-Def     1,2,3     3,600
TELLABS INC                           Com          879664 10 0      203         5,000   Shared-Def     2,3,5     5,000
TOWER AUTOMOTIVE INC              5% Conv '04      891707 AE 1      906     1,125,000   Shared-Def     2,3,5
TOWER AUTOMOTIVE INC              5% Conv '04      891707 AE 1    1,831     2,275,000   Shared-Def      2,3
TOWER AUTOMOTIVE INC              5% Conv '04      891707 AE 1    1,208     1,500,000   Shared-Def
TOWER AUTOMOTIVE INC              5% Conv '04      891707 AE 1       81       100,000   Shared-Def     1,2,3
TYCO INTL LTD NEW                     Com          902124 10 6      214         4,940   Shared-Def      2,3      4,940
TYCO INTL LTD NEW                     Com          902124 10 6      757        17,500   Shared-Def              17,500
TYCO INTL LTD NEW                     Com          902124 10 6      692        16,000   Shared-Def     1,2,3    16,000
TYCO INTL LTD NEW                     Com          902124 10 6      588        13,600   Shared-Def     2,3,5    13,600
UNITED TECHNOLOGIES CORP              Com          913017 10 9      257         3,500   Shared-Def               3,500
UNITED TECHNOLOGIES CORP              Com          913017 10 9      183         2,500   Shared-Def     1,2,3     2,500
UNITED TECHNOLOGIES CORP              Com          913017 10 9      147         2,000   Shared-Def     2,3,5     2,000
WAL MART STORES INC                   Com          931142 10 3       86         1,700   Shared-Def      2,3      1,700
WAL MART STORES INC                   Com          931142 10 3      475         9,400   Shared-Def               9,400
WAL MART STORES INC                   Com          931142 10 3      414         8,200   Shared-Def     1,2,3     8,200
WAL MART STORES INC                   Com          931142 10 3      354         7,000   Shared-Def     2,3,5     7,000
WASHINGTON MUT INC                    Com          939322 10 3      142         2,600   Shared-Def      2,3      2,600
WASHINGTON MUT INC                    Com          939322 10 3      367         6,700   Shared-Def               6,700
WASHINGTON MUT INC                    Com          939322 10 3      307         5,600   Shared-Def     1,2,3     5,600
WASHINGTON MUT INC                    Com          939322 10 3      285         5,200   Shared-Def     2,3,5     5,200
WASTE MGMT INC DEL                4% Conv '02      94106L AA 7       69        71,000   Shared-Def     2,3,5
WASTE MGMT INC DEL                4% Conv '02      94106L AA 7       83        85,000   Shared-Def      2,3
                                                                109,457